Financial Risk and Insurance Management - Summary of Actual Amount of the Cost of Service (Detail) - Insurance risk [member] - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 300,050	S/ 293,929
Frequency	3.31%	3.53%
Average cost per patient	6.54	6.59
# of plan members	1,388,579	1,263,495
5% Frequency Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 315,053	S/ 308,625
Frequency	3.47%	3.70%
Average cost per patient	6.54	6.59
# of plan members	1,388,579	1,263,495
10% Frequency Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 330,055	S/ 323,322
Frequency	3.64%	3.88%
Average cost per patient	6.54	6.59
# of plan members	1,388,579	1,263,495
5% Average Cost Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 315,053	S/ 308,625
Frequency	3.31%	3.53%
Average cost per patient	6.86	6.92
# of plan members	1,388,579	1,263,495
10% Average Cost Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 330,055	S/ 323,322
Frequency	3.31%	3.53%
Average cost per patient	7.19	7.25
# of plan members	1,388,579	1,263,495
5% Combined Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 330,806	S/ 324,057
Frequency	3.47%	3.70%
Average cost per patient	6.86	6.92
# of plan members	1,388,579	1,263,495
10% Combined Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 363,061	S/ 355,654
Frequency	3.64%	3.88%
Average cost per patient	7.19	7.25
# of plan members	1,388,579	1,263,495